Settlement Payable (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Dec. 15, 2011	Dec. 31, 2012	Nov. 30, 2011
Legal Settlement Payable (Textual)
Amount settled in legal disputes			$ 275,000
Cash paid to settle legal dispute	50,000
Periodic payment of remainder amount under legal settlements through December 7, 2014		$ 6,250